Average Annual Total Returns - Class K shares - iShares MSCI Total International Index Fund - Class K shares	Apr. 28, 2021	Apr. 27, 2021
Average Annual Return:
1 Year	10.76%
5 Years	9.01%
Since Inception	4.62%
Inception Date	Jun. 30, 2011
After Taxes on Distributions
Average Annual Return:
1 Year		10.30%
5 Years		8.43%
Since Inception		3.78%
Inception Date		Jun. 30, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year		6.83%
5 Years		7.16%
Since Inception		3.59%
Inception Date		Jun. 30, 2011